Consolidated Balance Sheets - USD ($)	Nov. 30, 2019	Nov. 30, 2018
Current
Cash	$ 64,622	$ 6,641,877
Accounts receivable, net (Note 4)	177,202	239,063
Investment tax credits	775,736	998,849
Prepaid expenses, sundry and other assets	156,616	586,794
Inventory (Note 3)	349,131	251,651
Current Assets	1,523,307	8,718,234
Property and equipment, net (Note 5)	2,273,406	2,755,993
Assets	3,796,713	11,474,227
Current
Accounts payable	3,757,018	2,643,437
Accrued liabilities (Note 6)	927,698	353,147
Employee costs payable (Note 8)	893,864	222,478
Income tax payable (Note 15)	5,678	0
Promissory notes payable (Note 7)	159,863	0
Convertible debentures (Note 7)	1,744,813	1,790,358
Deferred revenue (Note 3)	0	300,000
Current Liabilities	7,488,934	5,309,420
Deferred revenue (Note 3)	0	2,062,500
Liabilities	7,488,934	7,371,920
Shareholders' equity
Capital stock (Note 10) authorized, unlimited common shares without par value, unlimited preference shares issued and outstanding 22,085,856 common shares (November 30, 2018 - 18,252,243)	45,561,222	44,327,952
Additional paid-in capital	44,167,721	45,110,873
Accumulated other comprehensive income	284,421	284,421
Accumulated deficit	(93,705,585)	(85,620,939)
Stockholders' Equity	(3,692,221)	4,102,307
Contingencies (Note 16)
Liabilities and Stockholders' Equity	$ 3,796,713	$ 11,474,227